	As filed with the Securities and Exchange	Registration No. 033-75996*
	Commission on December 3, 2010	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 41 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Sr. Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on , pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.
Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this
Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 033-88722, 002-52448; and the
individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PARTS A AND B

The Prospectus and the Statement of Additional information, each dated April 30, 2010, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 41 by reference to Registrant's filings under Rule 497(c), as filed on April 30, 2010, and under Rule 497(e), as filed on June 14, 2010, and September 21, 2010.

A supplement dated December 3, 2010, to the Prospectus is included in Part A of this Post-Effective Amendment No. 41.

ING Life Insurance and Annuity Company

and its

Variable Annuity Account B
GROUP VARIABLE ANNUITY CONTRACTS FOR
EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement dated December 3, 2010, to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective August 31, 2010. the following funds are changed from non-diversified to diversified:
ING Clarion Global Real Estate Portfolio
ING Wells Fargo Health Care Portfolio
2.	Effective January 4, 2011, the investment objective for the ING Thornburg Value Portfolio will change
“Seeks long-term capital appreciation, and secondarily current income.”
3.	Effective after the close of business on or about January 21, 2011, the following fund name changes, changes, and/or investment objective changes will occur:

The ING Marsico International Opportunities Portfolio will:

  Change its subadviser to T. Rowe Price Associates, Inc.; and

  Change its name to ING T. Rowe Price International Stock Portfolio.

The ING Oppenheimer Global Strategic Income Portfolio will:

  Change its subadviser to ING Investment Management Co. (“ING IM”), under an interim- subadvisory agreement;

  Change its name to ING Global Bond Portfolio; and

  Change its investment objective to “Seeks to maximize total return through a combination of current income and capital appreciation.”

Subject to shareholder approval, the ING Pioneer Equity Income Portfolio will:

  Change its subadviser to ING Investment Management Co. (“ING IM”), as well as add ING Investment Management Advisors, B.V. and ING Investment Management Asia/Pacific (Hong Kong) Limited as subadvisers;

  Change its name to ING Large Cap Value Portfolio; and

  Change its investment objective to “Seeks long-term growth of capital and current income.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Marsico International Opportunities Portfolio, ING Oppenheimer Global Strategic Income Portfolio and ING Pioneer Equity Income Portfolio in the Contract Prospectus and Contract Prospectus Summary are deleted and replaced with ING T. Rowe Price International Stock Portfolio, ING Global Bond Portfolio and, subject to shareholder approval of ING IM as the new subadviser, ING Large Cap Value Portfolio, respectively.

X.75996-10 C	Page 1 of 4	December 2010

4. Effective as of the dates noted above, the information for the ING Clarion Global Real Estate Portfolio, ING Marsico International Opportunities Portfolio, ING Oppenheimer Global Strategic Income Portfolio, ING Pioneer Equity Income Portfolio, ING Thornburg Value Portfolio and ING Wells Fargo Health Care Portfolio appearing in the Contract Prospectus under Appendix IV – Fund Descriptions and in the Contract Prospectus Summary under Appendix V – Fund Descriptions is deleted and replaced with the following:

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Clarion Global	Seeks to provide investors with high total return,
Real Estate Portfolio	consisting of capital appreciation and current
income.
Investment Adviser: ING Investments, LLC

Subadviser: ING Clarion Real Estate
Securities LLC
ING Partners, Inc. – ING Global Bond	Seeks to maximize total return through a
Portfolio (formerly ING Oppenheimer Global	combination of current income and capital
Strategic Income Portfolio)	appreciation.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management
Co.
ING Investors Trust – ING Large Cap Value	Seeks long-term growth of capital and current
Portfolio (formerly ING Pioneer Equity	income.
Income Portfolio)

Investment Adviser: Directed Services LLC

Subadvisers: ING Investment Management
Co., ING Investment Management Advisors,
B.V., and ING Investment Management
Asia/Pacific (Hong Kong) Limited
ING Investors Trust – ING T. Rowe Price	Seeks long-term growth of capital.
International Stock Portfolio (formerly ING
Marsico International Opportunities Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Partners, Inc. – ING Thornburg Value	Seeks long-term capital appreciation, and
Portfolio	secondarily current income.

Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment
Management, Inc.
ING Investors Trust – ING Wells Fargo	Seeks long-term capital growth.
Health Care Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Wells Capital Management, Inc.

X.75996-10 C	Page 2 of 4	December 2010

Notice of Upcoming Fund Reorganizations

1.

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011, (the “Reorganization Date”) the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Legg Mason ClearBridge Aggressive Growth Portfolio (I Class)	ING Large Cap Growth Portfolio (Class I)
ING Lord Abbett Growth and Income Portfolio (Class I)	ING Large Cap Value Portfolio (formerly ING Pioneer Equity Income Portfolio) (Class I)

Important Information about the Upcoming Fund Reorganizations

  Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. See also the Transfers section of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making transfers, including limits on transfers.

  On the Reorganization Date, your investment in a subaccount that invests in a Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value.

  You will not incur any fees or charges or any tax liability because of the reorganizations.

  Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in the Disappearing Portfolios after the Reorganization Date will be automatically allocated to the subaccounts that invest in the corresponding Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

  After the Reorganization Date, each Disappearing Portfolio will no longer exist and all references to them in the Contract Prospectus and Contract Prospectus Summary will be replaced by the corresponding Surviving Portfolio.

2.

As a consequence of the reorganization involving the ING Legg Mason ClearBridge Aggressive Growth Portfolio referenced above, effective on the Reorganization Date, Class I of the ING Large Cap Growth Portfolio will automatically be added to your contract as an investment option. Accordingly, effective after the close of business on or about January 21, 2011, the following information regarding the ING Large Cap Growth Portfolio is added to Appendix IV – Fund Descriptions in the Contract Prospectus and Appendix V – Fund Descriptions in the Contract Prospectus Summary.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

X.75996-10 C	Page 3 of 4	December 2010

3.

The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.75996-10 C	Page 4 of 4	December 2010

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a) Financial Statements:

(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2009
	-	Statements of Operations for the year ended December 31, 2009
	-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
	-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and
2007
	-	Consolidated Balance Sheets as of December 31, 2009 and 2008
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December
31, 2009, 2008 and 2007
	-	Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and
2007
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company
establishing Variable Annuity Account B · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
April 22, 1996.
	(2)	Not applicable.
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216) as filed on
April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective
Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on
December 20, 2006.
	(4.1)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
July 29, 1997.
	(4.2)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
July 29, 1997.
	(4.3)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on
April 22, 1996.
	(4.4)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO) ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75982), as filed on February 20, 1997.
	(4.5)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-
HO and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.

(4.6)	Variable Annuity Contract Certificate GTCC-HF · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on
February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD ·Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) · Incorporated by reference to Post-Effective
Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on
February 16, 2000.
(4.10)	Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File
No. 033-75996), as filed on April 11, 2000.
(4.11)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO · Incorporated
by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4
(File No. 033-75996), as filed on April 11, 2000.
(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-
75996), as filed on April 11, 2000.
(4.13)	Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 12, 1996.
(4.14)	Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and I-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on August 30, 1996.
(4.15)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO and
ISE-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.16)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD · Incorporated
by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4
(File No. 033-75982), as filed on April 13, 1998.
(4.17)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement
on Form N-4 (File No. 033-75986), as filed on August 30, 1996.
(4.18)	Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement
on Form N-4 (File No. 033-75986), as filed on August 30, 1996.
(4.19)	Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-CDA-HO,
GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 7, 1999.
(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-
75996), as filed on April 11, 2000.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-
CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, ISE-CDA-HO and Certificate GDCC-
HO · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement
on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.22)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD, I-CDA-HD and I-
CDA-IA and Certificates GTCC-HF and GTCC-HD · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 10, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(4.24)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO, GTCC-HO, G-CDA-
HD, GTCC-HD, G-CDA-HF and GTCC-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on
April 14, 2006.
(4.25)	Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate GTCC-
HD(XC) HF · Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(4.26)	Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-CDA-HO, GTCC-
HO, GTCC-HO(X) and GTCC-HD(XC) HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on
April 14, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on August 19, 1997.
(5.2)	Variable Annuity Contract Application (710.00.141) · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as
filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING
Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31,
2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable.

(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance
Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.),
A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable Insurance Funds, Inc.),
A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance
Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and
Aetna Investment Services, LLC · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity
Company and AIM Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-49176), as filed on November 30, 2000.

(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated as of April 30, 2003 among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company, Southland Life Insurance Company,
ING Life Insurance and Annuity Company, ING Insurance Company of America, American
Funds Insurance Series and Capital Research and Management Company · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No.
333-105319), as filed on July 17, 2003.
(8.9)	Business Agreement dated April 30, 2003 by and among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING American
Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research
and Management Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.10)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30,
2003 by and among ING USA Annuity and Life Insurance Company (formerly known as
Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of
America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors,
Inc. and Capital Research and Management Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as
filed on November 14, 2008.
(8.11)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16,
2007 between American Funds Service Company, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.12)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested
Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.13)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.14)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.

(8.15)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life
Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III,
Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.16)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products
Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.17)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I,
Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.18)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004.
(8.19)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 and by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.20)	First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors
Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20,
2003 · Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.21)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors
Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20,
2003 · Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.22)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.23)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.
(8.24)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of
December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695),
as filed on July 6, 2007.
(8.25)	Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING

Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.26)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.27)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 2, 2003, ING Investors Trust) and Directed
Services, Inc. ·Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-23512), as filed on August 1, 2003.
(8.28)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among
ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.29)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna
Life Insurance and Annuity Company and Aetna Investment Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(8.30)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
Agreement dated November 28, 2001 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002.
(8.31)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC to the Participation Agreement dated as of
November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.32)	Amendment dated November 1, 2004 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of
November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.33)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc.,
ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of
November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November
1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.34)	Amendment dated August 31, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated
November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1,
2004 and April 29, 2005 · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.35)	Amendment dated December 7, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of
November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1,
2004, April 29, 2005, and August 31, 2005 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
April 11, 2006.

(8.36)	Amendment dated April 28, 2006 to the Participation Agreement between ING Partners, Inc.,
ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of
November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1,
2004, April 29, 2005, August 31, 2005 and December 7, 2005 · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.37)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.38)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder
Servicing Agreement (Service Class Shares) dated November 27, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(8.39)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001, as amended on March 5, 2002 · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as
filed on April 10, 2003.
(8.40)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company
dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June
6, 2006.
(8.41)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company
dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.42)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company
dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.43)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company
dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004,
April 29, 2005 and December 7, 2005 · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.44)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.45)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1,
1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.46)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of

May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(8.47)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.48)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1,
1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and
among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.49)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May
1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.50)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1,
2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus
Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.51)	Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as
filed on June 8, 1998.
(8.52)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and
Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.53)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and
Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.54)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.55)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1,
2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.56)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products
Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.57)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING
Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds
Distributor to Fund Participation Agreement dated May 1, 2001 · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.58)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds
Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING
Variable Products Trust) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.59)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between
ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.60)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.
(8.61)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation
Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and
Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.62)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life

Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26,
2001.
(8.63)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly
Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. · Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.64)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among
Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.65)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and
Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.66)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna
Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. dated March 11, 1997 · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.67)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life
Insurance and Annuity Company, OppenheimerFunds, Inc. and Oppenheimer Variable
Annuity Account Funds dated March 11, 1997 and amended December 1, 1999 · Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4
(File No. 033-75988), as filed on April 11, 2007.
(8.68)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life
Insurance and Annuity Company, OppenheimerFunds, Inc. and Oppenheimer Variable Annuity
Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.69)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.70)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.71)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.72)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.73)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the

“Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.74)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable
Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.75)	Services Agreement effective as of May 1, 2004 between Pacific Investment Management
Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.76)	First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.77)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of
October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.78)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer
Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.79)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a
Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc. dated July 1, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 13, 2005.
(8.80)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of
July 1, 2001 and as amended on May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 15, 2008.
(8.81)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between
Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.82)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust,
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and
ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.83)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia
Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance

Company of America, and ReliaStar Life Insurance Company. · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.84)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1,
2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life
Insurance and Annuity Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.85)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among
Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on July 27, 2007.
(9)	Opinion and Consent of Counsel.
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not applicable.
(12)	Not applicable.
(13.1)	Powers of Attorney.
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Lynne R. Ford[3]	Director and Executive Vice President
Robert G. Leary[3]	Director
Michael S. Smith[4]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief Financial Officer
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Prakash Shimpi[3]	Senior Vice President
Carol Stern[6]	Vice President and Chief Compliance Officer
Joy M. Benner[7]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut
06095 .
2	The principal business address of this director and these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these directors and this officer is 230 Park Avenue, New York, New York
10169 .

4	The principal business address of this director and this officer is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
5	The principal business address of this officer is 10 State House Square, Hartford, Connecticut 06103.
6	The principal business address of this officer is 601 Thirteenth Street NW, Washington, DC 20005.
7	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-168047), as filed with the Securities and Exchange Commission on October 6, 2010.

Item 27. Number of Contract Owners

As of October 31, 2010, there were 49,279 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst
4225 Executive Square	Director and President
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
William Wilcox[1]	Director and Chief Compliance Officer
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
M. Bishop Bastien
980 Ninth Street	Vice President
Sacramento, CA 95814
Nancy B. Boccella[1]	Vice President
Dianne C Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
Chris Cokinis[4]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Bernard P. Heffernon
10740 Nall Ave., Ste. 120	Vice President
Overland Park, KS 66211
Mark E. Jackowitz
22 Century Hill Dr., Ste. 101	Vice President
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara J. Kesterson[4]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis
10700 West Research Dr., Ste. 190	Vice President
Milwaukee, WI 53226
David J. Linney
2900 N. Loop W., Ste. 180	Vice President
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill
2841 Plaza Place, Ste. 210	Vice President
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb
4600 Ulster Street	Vice President
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass
9020 Overlook Blvd.	Vice President
Brentwood, TN 37027
Christina M. Starks
2000 21st Avenue NW	Vice President
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.
2510 Pike Street, Ste. 2510	Vice President
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
Terry L. Owens[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$1,658,134.85
Advisers, LLC

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable.

Item 32. Undertakings
Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e)

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of December, 2010.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By: Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Catherine H. Smith*	President and Director		)
Catherine H. Smith	(principal executive officer))
)
Donald Britton*	Director		)
Donald W. Britton			)
)
Lynne R. Ford*	Director		)
Lynne R. Ford			)
)
Robert G. Leary*	Director		) December
Robert G. Leary		)	3, 2010
)
T. J. McInerney*	Director and Chairman		)
Thomas J. McInerney			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)
Ewout Steenbergen*	Director, Executive Vice President and Chief Financial Officer		)
Ewout L. Steenbergen			)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)
Steven T. Pierson			)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B EXHIBIT INDEX

Exhibit No.	Exhibit
24 (b)(9)	Opinion and Consent of Counsel
24(b) (10)	Consent of Independent Registered Public Accounting Firm
24(b) (13.1)	Powers of Attorney